Related Party Unsecured Convertible Notes Payable (Details) - USD ($)		Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Principal notes payable		$ 1,403,149	$ 200,000
Less accumulated amortization of Valuation Discount		(1,114,751)	(89,727)
Net		11,668
6% Unsecured Convertible Note - due September 13, 2018
Debt Instrument [Line Items]
Principal notes payable	[1]
6% Unsecured Convertible Note - due on March 31, 2018
Debt Instrument [Line Items]
Principal notes payable	[2]	$ 50,707

[1]	(A) Convertible Note JJAT On August 19, 2016, the Company issued a 6% unsecured convertible note payable to a related party for total principal amount of $55,000. This note was due on September 30, 2018. Before its maturity, the noteholder had in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing. On December 21, 2016, this note was repaid.
[2]	(B) Convertible Note Marvin Ellin On January 4, 2017, the Company issued a 6% unsecured convertible note payable to a certain investor for total principal amount of $50,000. This note will be due on September 13, 2018. Before its maturity, the noteholder shall in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholder received 25,000 warrants to purchase shares of the Company's common stock at an exercise price of $0.01 per share. The aggregate relative fair value of the 25,000 warrants issued to the investor was determined to be $22,681 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.50%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). As of February 21, 2017, the effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note. During year ended March 31, 2017, the Company amortized $6,323 of such discount to interest expense, and the unamortized discount as of March 31, 2017 was $39,039. As of March 31, 2017, $50,000 of principal and $707 of accrued interest was due under the note.